Commitments And Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

13. Commitments and contingencies:

Legal proceedings:

Bankruptcy proceedings

On November 10, 2008, the Company filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code in the U.S. Bankruptcy Court for the Middle District of Florida, Tampa Division (the "Bankruptcy Court"). On August 16, 2010, the Company filed its First Amended Joint Plan of Reorganization and on October 25, 2010, the Company filed the First Modification to the First Amended Joint Plan of Reorganization (collectively and as amended and supplemented, the "Plan"). On November 2, 2010, the Bankruptcy Court entered an Order Confirming Debtors' First Amended Joint Plan of Reorganization Under Chapter 11 of the Bankruptcy Code (the "Confirmation Order"). The Company emerged from Chapter 11 protection, and the Plan became effective, on November 17, 2010 (the "Effective Date"). Notwithstanding the effectiveness of the Plan, the Bankruptcy Court retains jurisdiction to adjudicate any remaining issues regarding, inter alia, the validity, amount, and method of payment of claims filed in connection with the Company's Chapter 11 proceeding. Accordingly, the Company anticipates that there may be ongoing proceedings before the Bankruptcy Court to resolve any filed objections or disputes as to claims filed in the Chapter 11 proceeding.

Biovest litigation

On August 4, 2008, Biovest was served with a summons and complaint filed in California Superior Court on behalf of Clinstar LLC ("Clinstar") for breach of contract for non-payment of certain fees for clinical trial studies and pass-through expenses in the amount of $0.385 million. Upon the filing of Biovest's Chapter 11 petition on November 10, 2008, this litigation was automatically stayed pursuant to provisions of federal bankruptcy law. Clinstar filed two identical proofs of claim regarding its breach of contract for non-payment litigation in the amount of $0.385 million, one against the Company, in its bankruptcy proceeding and another against Biovest, in its bankruptcy proceeding. Both the Company and Biovest objected to Clinstar's filing of Clinstar's proofs of claim. On January 31, 2012, by order of the Bankruptcy Court, Clinstar's proof of claim against Biovest was denied and Clinstar's proof of claim against the Company was allowed. Upon the full satisfaction of Clinstar's proof of claim against the Company through the issuance of 283,186 shares of the Company's common stock at a conversion price of $1.36 per share as required by the Plan, Clinstar shall have no further claims against the Company or Biovest for breach of contract for non-payment.

Other proceedings

Further, from time to time the Company is subject to various legal proceedings in the normal course of business, some of which are covered by insurance.

Facility leases:

The Company leases approximately 7,400 square feet of office space in Tampa, Florida, which is the Company's principal executive and administrative offices. The Company also shares this office space with its subsidiaries. The lease will expire on December 31, 2014 is cancelable by either party with 120 days prior notice.

The Company's wholly-owned subsidiary, Analytica, leased approximately 4,000 square feet of office space, located at 24 West 40th Street, New York, New York 10018 (the "New York Lease") and office space located at Meeraner Platz 1, 79539 Lorrach, Germany, which is occupied by Analytica's employees in Germany (the "Germany Lease"). On December 15, 2011, upon the Company's closing of the sale of substantially all of the assets and business of Analytica, the Company assigned the New York and Germany Leases to the third-party purchaser. Rent expense under the New York and Germany Leases for the quarters ended December 31, 2011 and 2010 was approximately $0.1 million for each quarter.

The Company's majority-owned subsidiary, Biovest, leases approximately 35,000 square feet in Minneapolis (Coon Rapids), Minnesota, which Biovest uses for offices, a laboratory, manufacturing, and warehousing areas to support the production of perfusion cell culture equipment, and contract cell culture services. On December 2, 2010, Biovest entered into a lease agreement (the "Biovest Lease") for approximately 35,000 square feet facility in Minneapolis (Coon Rapids), Minnesota, which is used for offices, a laboratory, manufacturing, and warehousing areas to support the production of perfusion cell culture equipment and contract cell culture services. The Biovest Lease has a ten year term and provides for certain improvements to the facility, which have been financed and performed principally by the landlord, as well as through government grant loans from city and state agencies in Minnesota. These improvements, which were completed as of September 30, 2011, include the construction of a good manufacturing practices ("GMP") vaccine manufacturing space. Total rent payments for years 1-5 under the Biovest Lease will be $0.43 million per year. Total rent payments for years 6-10 under the Biovest Lease will be $0.5 million per year. Biovest also has the right to extend the term of the Biovest Lease for two additional five year periods at the greater of base rent in effect at the end of the ten year initial lease term, or market rates in effect at the end of the ten year initial lease term.

The Company plans to continue to evaluate its requirements for facilities during fiscal 2012. The Company anticipates that as its development of Cyrevia™ and/or BiovaxID® advances and as the Company prepares for the future commercialization of these products the Company's facilities requirements will continue to change on an ongoing basis.

Cooperative Research and Development Agreement:

In September 2001, Biovest entered into a definitive cooperative research and development agreement ("CRADA") with the National Cancer Institute ("NCI") for the development and ultimate commercialization of patient-specific vaccines for the treatment of non-Hodgkin's low-grade follicular lymphoma. The terms of the CRADA, as amended, included, among other things, a requirement to pay $0.5 million quarterly to NCI for expenses incurred in connection with the ongoing Phase 3 clinical trial. Since the transfer to Biovest of the IND for development of this vaccine, which occurred in April 2004, these payments to NCI have been reduced to a small fraction of this original obligation (approximately $0.2 million per year). Under the terms of the CRADA, Biovest is obligated to continue to provide vaccine to the NCI at no charge for purposes of the NCI's studies that are within the scope of the CRADA if Biovest were to abandon work on the vaccine.

Employment agreements:

The Company has no employment agreements with officers and executives as of December 31, 2011.

Stanford University:

In September 2004, Biovest entered into an agreement with Stanford University ("Stanford") providing for worldwide rights to use two proprietary hybridoma cell lines, that are used in the production of the BiovaxID® vaccine. This agreement gives Biovest exclusivity to these cell lines through 2019. Under the agreement with Stanford, Biovest is obligated to pay an annual maintenance fee of $0.01 million. If BiovaxID is approved by the FDA, the agreement provides for a $0.1 million payment to Stanford upon approval, and following approval, Stanford will receive a royalty of the greater of $50 per patient or 0.05% of the amount received by us for each BiovaxID patient treated using this cell line. This running royalty will be creditable against the yearly maintenance fee. The agreement with Stanford obligates Biovest to diligently develop, manufacture, market, and sell BiovaxID and to provide progress reports to Stanford regarding these activities. Biovest can terminate this agreement at any time upon 30 days prior written notice, and Stanford can terminate the agreement upon a breach of the agreement by Biovest that remains uncured for 30 days after written notice of the breach from Stanford.

Food and Drug Administration:

The FDA has extensive regulatory authority over biopharmaceutical products (drugs and biological products), manufacturing protocols and procedures and the facilities in which mammalian proteins will be manufactured. Any new bioproduct intended for use in humans (including, to a somewhat lesser degree, in vivo biodiagnostic products), is subject to rigorous testing requirements imposed by the FDA with respect to product efficacy and safety, possible toxicity and side effects. FDA approval for the use of new bioproducts (which can never be assured) requires several rounds of extensive preclinical testing and clinical investigations conducted by the sponsoring pharmaceutical company prior to sale and use of the product. At each stage, the approvals granted by the FDA include the manufacturing process utilized to produce the product. Accordingly, Biovest's cell culture systems used for the production of therapeutic or biotherapeutic products are subject to significant regulation by the FDA under the Federal Food, Drug and Cosmetic Act, as amended.

Product liability:

The contract production services for therapeutic products offered exposes an inherent risk of liability as the proteins or other substances manufactured, at the request and to the specifications of customers, could foreseeably cause adverse effects. The Company obtains agreements from contract production customers indemnifying and defending the Company from any potential liability arising from such risk. There can be no assurance, however, that the Company will be successful in obtaining such agreements in the future or that such indemnification agreements will adequately protect the Company against potential claims relating to such contract production services. The Company may also be exposed to potential product liability claims by users of its products. A successful partial or completely uninsured claim against the Company could have a material adverse effect on the Company's operations.

Royalty agreements:

On the Biovest Effective Date, the Company, Biovest, and Laurus/Valens entered into several agreements, whereby the Company terminated and cancelled all of its royalty interest and Laurus/Valens reduced its royalty interest in BiovaxID® and Biovest's other biologic products. As a result of the foregoing agreements, the aggregate royalty obligation on BiovaxID and Biovest's other biologic products was reduced from 35.25% to 6.30%. Additionally, Laurus/Valens's aggregate royalty obligation on the AutovaxID® instrument was reduced from 3.0% to no obligation, including the elimination of the $7.5 million minimum royalty obligation.

Sublicense agreement with related party:

On February 27, 2007, the Company entered into a perpetual sublicense agreement (the "Cyrevia Sublicense") with Revimmune, LLC, which is affiliated with one of the Company's directors and shareholders. Revimmune, LLC holds the exclusive license for the technology from Johns Hopkins University (the "JHU License"). Under the Cyrevia Sublicense, the Company was granted the exclusive world-wide rights to develop, market, and commercialize the Company's Cyrevia™ therapy (High-Dose Pulsed Cytoxan) to treat MS and certain other autoimmune diseases.

Other material terms and conditions of the Cyrevia Sublicense are as follows:

•

The Company assumed certain future development, milestone and minimum royalty obligations of Revimmune, LLC under the JHU License. In connection with the Cyrevia Sublicense, the Company did not pay an upfront fee or reimbursement of expenses. The Company also agreed to pay to Revimmune, LLC a royalty of 4% on net sales, and in the event of a sublicense, to pay 10% of net proceeds received from any such sublicense to Revimmune, LLC.

•

Upon the approval of the sublicensed treatment in the U.S. for each autoimmune disease, the Company is required to issue to Revimmune, LLC vested warrants to purchase 0.8 million shares of the Company's common stock. The warrant which will be granted at the approval of the first sublicensed product will have an exercise price of $8 per share and any subsequent warrant to be issued will have an exercise price equal to the average of the volume weighted average closing prices of the Company's common stock during the ten trading days immediately prior to the grant of such warrant.

•	The Company will be responsible, at its sole cost and expense, for the development, clinical trial(s), promotion, marketing, sales and commercialization of the licensed products.

•

The Company has assumed the cost and responsibility for patent prosecution as provided in the license between Revimmune, LLC and JHU to the extent that the claims actually and directly relate to sublicensed products.

Baxter Corporation Agreement:

To facilitate the Company's development and commercialization of Cyrevia™, effective on November 29, 2010, the Company entered into an agreement (the "Baxter Agreement") with Baxter Healthcare Corporation ("Baxter"), making Baxter the Company's exclusive source of cyclophosphamide under an agreed-upon price structure. The Company believes that Baxter is the only current good manufacturing practice ("cGMP") manufacturer approved in the U.S. by the FDA of injectable/infusion cyclophosphamide (under the brand name, Cytoxan®) used in the U.S. as referenced in the FDA Orange Book. Cytoxan is the active drug used in Cyrevia™ therapy, the Company's proprietary system-of-care being developed for the treatment of a broad range of autoimmune diseases. The Baxter Agreement grants the Company the exclusive right to use Baxter's regulatory file and drug history ("Drug Master File") for Cytoxan, which the Company's believes will advance the Company's planned clinical trials and anticipated communications with the FDA.

The Baxter Agreement requires the Company to make quarterly payments to Baxter, in connection with net sales of products for the designated autoimmune indications, including without limitation any sales by subdistributors. Such quarterly payments will be calculated as 2.5% of sales of products sold by the Company incorporating Cytoxan. The Baxter Agreement also secures for the Company the exclusive right to purchase Baxter's Cytoxan for the treatment of various autoimmune diseases, including autoimmune hemolytic anemia, multiple sclerosis, systemic sclerosis and the prevention of graft-versus-host disease following bone marrow transplanting connection with the designated autoimmune disease indications.

The initial term of the Baxter Agreement commenced on November 29, 2010 and will continue until the earlier of (a) the date that is five years following the first arms' length commercial sale by the Company to a third party of products incorporating cyclophosphamide for an indication within the exclusive clinical field defined in the Baxter Agreement and (b) November 29, 2020. Upon the expiration of the initial term, the Baxter Agreement will be automatically renewed for successive two year periods unless either party terminates the Baxter Agreement upon at least twelve months written notice prior to the relevant termination date. The Baxter Agreement is subject to early termination by Baxter for various reasons, including a material breach of the Baxter Agreement by the Company, a change in control of the Company, the failure of the Company to file an IND within 24 months of the date of the Baxter Agreement for a product within the scope of the Company's exclusivity under the Baxter Agreement, or the Company does not make its first commercial sale of such a product within six years of the date the first clinical trial patient is dosed with Cytoxan.

18. Commitments and contingencies:

Legal proceedings:

Bankruptcy proceedings

On November 10, 2008, the Company filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code in the U.S. Bankruptcy Court for the Middle District of Florida, Tampa Division (the "Bankruptcy Court"). On August 16, 2010, the Company filed its First Amended Joint Plan of Reorganization and on October 25, 2010, the Company filed the First Modification to the First Amended Joint Plan of Reorganization (collectively and as amended and supplemented, the "Plan"). On November 2, 2010, the Bankruptcy Court entered an Order Confirming Debtors' First Amended Joint Plan of Reorganization Under Chapter 11 of the Bankruptcy Code (the "Confirmation Order"). The Company emerged from Chapter 11 protection, and the Plan became effective, on November 17, 2010 (the "Effective Date"). Notwithstanding the effectiveness of the Plan, the Bankruptcy Court retains jurisdiction to adjudicate any remaining issues regarding, inter alia, the validity, amount, and method of payment of claims filed in connection with the Company's Chapter 11 proceeding. Accordingly, the Company anticipates that there may be ongoing proceedings before the Bankruptcy Court to resolve any filed objections or disputes as to claims filed in the Chapter 11 proceeding.

Biovest litigation

On August 4, 2008, Biovest was served with a summons and complaint filed in California Superior Court on behalf of Clinstar LLC for breach of contract for non-payment of certain fees for clinical trial studies and pass-through expenses in the amount of $0.385 million. Biovest intends to seek the dismissal of this litigation and plan to defend these claims vigorously. Upon the filing of Biovest's Chapter 11 petition on November 10, 2008, this litigation was automatically stayed pursuant to provisions of federal bankruptcy law. The Company anticipates that the claims involved in this litigation will be contested and resolved by the Bankruptcy Court as part of an objection to claim which the Company expects to file shortly.

Other proceedings

Further, from time to time the Company is subject to various legal proceedings in the normal course of business, some of which are covered by insurance.

Employment agreements:

During the year ended September 30, 2011, the Company had no employment agreements with its officers and executives.

Facility leases:

The Company leases approximately 7,400 square feet of office space in Tampa, Florida, which is the Company's principal executive office and administrative office. The Company also shares this office space with its subsidiaries. The lease will expire on September 30, 2014 is cancelable by either party with 120 days prior notice.

The Company's wholly-owned subsidiary, Analytica, leases approximately 4,000 square feet of office space, located at 24 West 40th Street, New York, New York 10018 (the "New York Lease") and office space located at Meeraner Platz 1, 79539 Lorrach, Germany, which is occupied by Analytica's employees in Germany (the "Germany Lease"). The Germany Lease will expire on September 30, 2012. On December 15, 2011, the Company closed on the definitive agreement selling substantially all of the assets and business of Analytica, which upon closing will result in the the assignment and assumption of the New York and Germany Leases to a third-party (see Note 21 Subsequent Events). Rent expense under the New York and Germany Leases for the years ended September 30, 2011 and 2010 was approximately $0.3 million for each year. Future lease payments through the December 15, 2011, sale of assets and business and assignment of the New York and Germany Leases to the purchaser are approximately, $0.06 million.

The Company's majority-owned subsidiary, Biovest, leases approximately 35,000 square feet in Minneapolis (Coon Rapids), Minnesota, which Biovest uses for offices, a laboratory, manufacturing, and warehousing areas to support the production of perfusion cell culture equipment, and contract cell culture services. On December 2, 2010, Biovest entered into a lease agreement (the "Biovest Lease") for approximately 35,000 square feet facility in Minneapolis (Coon Rapids), Minnesota, which is used for offices, a laboratory, manufacturing, and warehousing areas to support the production of perfusion cell culture equipment and contract cell culture services. The Biovest Lease has a ten year term and provides for certain improvements to the facility, which have been financed and performed principally by the landlord, as well as through government grant loans from city and state agencies in Minnesota. These improvements, which were completed as of September 30, 2011, include the construction of a good manufacturing practices ("GMP") vaccine manufacturing space. Total rent payments for years 1-5 under the Biovest Lease will be $0.43 million per year. Total rent payments for years 6-10 under the Biovest Lease will be $0.5 million per year. Biovest also has the right to extend the term of the Biovest Lease for two additional five year periods at the greater of base rent in effect at the end of the ten (10) year initial lease term, or market rates in effect at the end of the ten year initial lease term. Rent expense for the years ended September 30, 2011 and 2010, under the Lease was approximately, $0.3 million for each year.

The Company plans to continue to evaluate its requirements for facilities during fiscal 2012. The Company anticipates that as its development of Cyrevia™ and/or BiovaxID® advances and as the Company prepares for the future commercialization of these products the Company's facilities requirements will continue to change on an ongoing basis.

Cooperative Research and Development Agreement:

In September 2001, Biovest entered into a definitive cooperative research and development agreement ("CRADA") with the National Cancer Institute ("NCI") for the development and ultimate commercialization of patient-specific vaccines for the treatment of non-Hodgkin's low-grade follicular lymphoma. The terms of the CRADA, as amended, included, among other things, a requirement to pay $0.5 million quarterly to NCI for expenses incurred in connection with the ongoing Phase 3 clinical trials. Since the transfer to Biovest of the IND for development of this vaccine, which occurred in April 2004, these payments to NCI have been reduced to a small fraction of this original obligation (approximately $0.2 million per year). Under the terms of the CRADA, Biovest is obligated to continue to provide vaccine to the NCI at no charge for purposes of the NCI's studies that are within the scope of the CRADA if Biovest were to abandon work on the vaccine.

Stanford University:

In September 2004, Biovest entered into an agreement with Stanford University ("Stanford") providing for worldwide rights to use two proprietary hybridoma cell lines, that are used in the production of the BiovaxID® vaccine. These are the same cell lines that been used by researchers at Stanford and the NCI to perform their studies of the hybridoma idiotype vaccine in non-Hodgkins Lymphoma. This agreement gives Biovest exclusivity to this cell line through 2019 in the fields of B-cell and T-cell cancers, and it provides non-exclusive rights in such fields of use at all times thereafter. The agreement also gives Biovest the right to sublicense or transfer the licensed biological materials to collaborators in the licensed fields. Under the agreement with Stanford, Biovest is obligated to pay Stanford an up-front license fee of $15,000 within 30 days following the execution of the agreement, and an annual maintenance fee of $10,000 thereafter. If BiovaxID is approved by the FDA, the agreement provides for a $0.1 million payment to Stanford upon approval, and following approval, Stanford will receive a royalty of the greater of $50 per patient or 0.05% of the amount received by us for each BiovaxID patient treated using this cell line. This running royalty will be creditable against the yearly maintenance fee. The agreement with Stanford obligates Biovest to diligently develop, manufacture, market, and sell BiovaxID and to provide progress reports to Stanford regarding these activities. Biovest can terminate this agreement at any time upon 30 days prior written notice, and Stanford can terminate the agreement upon a breach of the agreement by Biovest that remains uncured for 30 days after written notice of the breach from Stanford.

Food and Drug Administration:

The FDA has extensive regulatory authority over biopharmaceutical products (drugs and biological products), manufacturing protocols and procedures and the facilities in which mammalian proteins will be manufactured. Any new bioproduct intended for use in humans (including, to a somewhat lesser degree, in vivo biodiagnostic products), is subject to rigorous testing requirements imposed by the FDA with respect to product efficacy and safety, possible toxicity and side effects. FDA approval for the use of new bioproducts (which can never be assured) requires several rounds of extensive preclinical testing and clinical investigations conducted by the sponsoring pharmaceutical company prior to sale and use of the product. At each stage, the approvals granted by the FDA include the manufacturing process utilized to produce the product. Accordingly, Biovest's cell culture systems used for the production of therapeutic or biotherapeutic products are subject to significant regulation by the FDA under the Federal Food, Drug and Cosmetic Act, as amended.

Product liability:

The contract production services for therapeutic products offered exposes an inherent risk of liability as the proteins or other substances manufactured, at the request and to the specifications of customers, could foreseeably cause adverse effects. The Company obtains agreements from contract production customers indemnifying and defending the Company from any potential liability arising from such risk. There can be no assurance, however, that the Company will be successful in obtaining such agreements in the future or that such indemnification agreements will adequately protect the Company against potential claims relating to such contract production services. The Company may also be exposed to potential product liability claims by users of its products. A successful partial or completely uninsured claim against the Company could have a material adverse effect on the Company's operations.

Royalty agreements:

On the Biovest Effective Date, the Company, Biovest, and Laurus/Valens entered into several agreements, whereby the Company terminated and cancelled all of its royalty interest and Laurus/Valens reduced its royalty interest in BiovaxID® and Biovest's other biologic products. As a result of the foregoing agreements, the aggregate royalty obligation on BiovaxID and Biovest's other biologic products was reduced from 35.25% to 6.30%. Additionally, Laurus/Valens's aggregate royalty obligation on the AutovaxID® instrument was reduced from 3.0% to no obligation, including the elimination of the $7.5 million minimum royalty obligation.

Below is the detail of the royalty obligations, following the Biovest Effective Date:

•	With respect to BiovaxID® and other biologic products

•

Accentia. The Royalty Agreement by and between Biovest and the Company, dated as of October 31, 2006, as amended, was terminated, which resulted in the cancellation of all royalty interest of the Company in Biovest's biologic products. Under the Royalty Agreement, the Company had a 15.5% royalty interest in the gross revenue of Biovest's biologic products including BiovaxID, as defined in the agreement after allowing for the 4.00% royalty assigned by the Company to Laurus/Valens pursuant to the four (4) separate Assignments of Rights Under Royalty Agreements, each dated as of June 18, 2008, by and among the Company, Biovest, Erato Corp., Valens U.S., Valens I, and PSource, as amended, modified or supplemented thereafter in accordance with their terms; and

•

Laurus/Valens. (i) The Royalty Agreement by and between Biovest and Valens II dated October 30, 2007; (ii) the Royalty Agreement by and between Biovest and Valens II dated December 10, 2007, as amended by a letter agreement dated May 30, 2008; (iii) the Royalty Agreement by and between Biovest and Valens U.S. dated October 30, 2007; and (iv) the Royalty Agreement by and between Biovest and Valens U.S. dated December 10, 2007 were all terminated.

•	With respect to AutovaxID®

•

The previously granted royalty equal to three percent (3%) of world-wide net sales (i.e., gross receipts from the world-wide sales of the automated cell and biologic production instrument known as AutovaxID manufactured by Biovest (the "AutovaxID Instruments") less any rebates, returns and discounts) of AutovaxID Instruments for a period of five (5) years through May 31, 2012, granted to Laurus by Biovest and AutovaxID, Inc. in a letter agreement dated March 19, 2007, was terminated (including the guaranteed minimum royalty in the amount of $7.5 million remaining under such royalty).

Sublicense agreement with related party:

On February 27, 2007, the Company entered into a perpetual sublicense agreement (the "Cyrevia Sublicense") with Revimmune, LLC, which is affiliated with one of the Company's directors and shareholders. Revimmune, LLC holds the exclusive license for the technology from Johns Hopkins University (the "JHU License"). Under the Cyrevia Sublicense, the Company was granted the exclusive world-wide rights to develop, market, and commercialize the Company's Cyrevia™ therapy (High-Dose Pulsed Cytoxan) to treat MS and certain other autoimmune diseases.

Other material terms and conditions of the Cyrevia Sublicense are as follows:

•

The Company assumed certain future development, milestone and minimum royalty obligations of Revimmune, LLC under the JHU License. In connection with the Cyrevia Sublicense, the Company did not pay an upfront fee or reimbursement of expenses. The Company also agreed to pay to Revimmune, LLC a royalty of 4% on net sales, and in the event of a sublicense, to pay 10% of net proceeds received from any such sublicense to Revimmune, LLC.

Other material terms and conditions of the Cyrevia Sublicense are as follows (continued):

•

Upon the approval of the sublicensed treatment in the U.S. for each autoimmune disease, the Company is required to issue to Revimmune, LLC vested warrants to purchase 0.8 million shares of the Company's common stock. The warrant which will be granted at the approval of the first sublicensed product will have an exercise price of $8 per share and any subsequent warrant to be issued will have an exercise price equal to the average of the volume weighted average closing prices of the Company's common stock during the ten (10) trading days immediately prior to the grant of such warrant.

•	The Company will be responsible, at its sole cost and expense, for the development, clinical trial(s), promotion, marketing, sales and commercialization of the licensed products.

•

The Company has assumed the cost and responsibility for patent prosecution as provided in the license between Revimmune, LLC and JHU to the extent that the claims actually and directly relate to sublicensed products.

Baxter Corporation Agreement:

To facilitate the Company's development and commercialization of Cyrevia™, effective on November 29, 2010, the Company entered into an agreement (the "Baxter Agreement") with Baxter Healthcare Corporation ("Baxter"), making Baxter the Company's exclusive source of cyclophosphamide under an agreed-upon price structure. The Company believes that Baxter is the only current good manufacturing practice ("cGMP") manufacturer approved in the U.S. by the FDA of injectable/infusion cyclophosphamide (under the brand name, Cytoxan) used in the U.S. as referenced in the FDA Orange Book. Cytoxan is the active drug used in Cyrevia™ therapy, the Company's proprietary system-of-care being developed for the treatment of a broad range of autoimmune diseases. The Baxter Agreement grants the Company the exclusive right to use Baxter's regulatory file and drug history ("Drug Master File") for Cytoxan, which the Company's believes will advance the Company's planned clinical trials and anticipated communications with the FDA.

The Baxter Agreement requires the Company to make quarterly payments to Baxter, in connection with net sales of products for the designated autoimmune indications, including without limitation any sales by subdistributors. Such quarterly payments will be calculated as 2.5% of sales of products sold by the Company incorporating Cytoxan. The Baxter Agreement also secures for the Company the exclusive right to purchase Baxter's Cytoxan for the treatment of various autoimmune diseases, including autoimmune hemolytic anemia, multiple sclerosis, systemic sclerosis and the prevention of graft-versus-host disease following bone marrow transplantin connection with the designated autoimmune disease indications. Additionally, the Baxter Agreement designates Baxter as the Company's sole source of supply of cyclophosphamide for Cyrevia.

The initial term of the Baxter Agreement commenced on November 29, 2010 and will continue until the earlier of (a) the date that is five years following the first arms' length commercial sale by the Company to a third party of products incorporating cyclophosphamide for an indication within the exclusive clinical field defined in the Baxter Agreement and (b) November 29, 2020. Upon the expiration of the initial term, the Baxter Agreement will be automatically renewed for successive two year periods unless either party terminates the Baxter Agreement upon at least twelve months written notice prior to the relevant termination date. The Baxter Agreement is subject to early termination by Baxter for various reasons, including a material breach of the Baxter Agreement by the Company, a change in control of the Company, the failure of the Company to file an IND within 24 months of the date of the Baxter Agreement for a product within the scope of the Company's exclusivity under the Baxter Agreement, or the Company does not make its first commercial sale of such a product within six years of the date the first clinical trial patient is dosed with Cytoxan.